Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2016	Jun. 30, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 3,800,000	$ 3,222,000
Remaining 2016	2,105,000	1,427,000
2017	674,000	466,000
2018	427,000	466,000
2019	312,000	433,000
2020	282,000	430,000
Thereafter	0	0
Management Fees [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	901,000	1,800,000
Remaining 2016	53,000	360,000
2017	212,000	360,000
2018	212,000	360,000
2019	212,000	360,000
2020	212,000	360,000
Thereafter	0	0
Primsol Business [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,250,000	500,000
Remaining 2016	1,000,000	500,000
2017	250,000	0
2018	0	0
2019	0	0
2020	0	0
Thereafter	0	0
Manufacturing Agreement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,000,000	133,000
Remaining 2016	1,000,000	133,000
2017	0	0
2018	0	0
2019	0	0
2020	0	0
Thereafter	0	0
Office Lease [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	351,000	110,000
Remaining 2016	34,000	35,000
2017	142,000	36,000
2018	145,000	36,000
2019	30,000	3,000
2020	0	0
Thereafter	0	0
Sponsored research agreement with related party [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	298,000	350,000
Remaining 2016	18,000	70,000
2017	70,000	70,000
2018	70,000	70,000
2019	70,000	70,000
2020	70,000	70,000
Thereafter	$ 0	0
Research And Development Arrangement Clinical Research [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total		329,000
Remaining 2016		329,000
2017		0
2018		0
2019		0
2020		0
Thereafter		$ 0